CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Income (loss) for the year	$ 62,117,601	$ (7,393,384)	$ (2,683,482)
Other comprehensive income (loss)
Change in fair value of available-for-sale investments	(49,108)	609,733	88,515
Permanent loss on financial instruments			697,675
Currency translation adjustment	1,208,463	(1,424,814)	(862,335)
Comprehensive income (loss) for the year	$ 63,276,956	$ (8,208,465)	$ (2,759,627)